Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Goldman Sachs & Co. LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2022-E – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2022-E_External_Decrypted___10.6.xlsx” provided by the Bank on October 6, 2022, containing information on 22,518 student loans (the “Student Loans”) as of September 30, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2022-E. The Bank is responsible for the specified attributes identified by the Bank in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

–	MTJ table exported from the Bank’s accounting system;

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system.  We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.	The Bank instructed us to randomly selected a sample of 150 Student Loans from the Data File. A listing of the Selected Student Loans is attached here as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and Instructions

Current Principal Balance	“TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen, EFF-DT” field on #CPH Screen,

2

Attributes	Sources / Instructions

total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,

accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,

"CUR BAL" field on #BS Screen, and
Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date
“CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,

“CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,

“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

notation of status change on #CIS Screen or #EDH Screen, and

Instructions

Remaining Term
“CURR LOAN STAT” field on #EDH Screen“MISC FIELD 2” field on #BS3 Screen,

“#9” field on #NM CC Screen,

“CYCLE DATE” field on #CSS Screen,

“MATURITY DT” field on #EDH Screen,

“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

“DUE DATE” field on #CSS Screen, and

Instructions

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and Instructions

Interest Rate	“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen,

3

Attributes	Sources / Instructions

“CYCLE DATE” field on #CSS Screen,

“PER DAY INTEREST” field on #CPO Screen

“ACCOUNT BALANCE” field on #CSS Screen,

“VAR CASH SET1” field on #CP2 Screen

“ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

“DDD_RATE” field on #HDI Screen, and

Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the

4

asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
October 18, 2022

5

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2022E001	51	2022E051	101	2022E101
2	2022E002	52	2022E052	102	2022E102
3	2022E003	53	2022E053	103	2022E103
4	2022E004	54	2022E054	104	2022E104
5	2022E005	55	2022E055	105	2022E105
6	2022E006	56	2022E056	106	2022E106
7	2022E007	57	2022E057	107	2022E107
8	2022E008	58	2022E058	108	2022E108
9	2022E009	59	2022E059	109	2022E109
10	2022E010	60	2022E060	110	2022E110
11	2022E011	61	2022E061	111	2022E111
12	2022E012	62	2022E062	112	2022E112
13	2022E013	63	2022E063	113	2022E113
14	2022E014	64	2022E064	114	2022E114
15	2022E015	65	2022E065	115	2022E115
16	2022E016	66	2022E066	116	2022E116
17	2022E017	67	2022E067	117	2022E117
18	2022E018	68	2022E068	118	2022E118
19	2022E019	69	2022E069	119	2022E119
20	2022E020	70	2022E070	120	2022E120
21	2022E021	71	2022E071	121	2022E121
22	2022E022	72	2022E072	122	2022E122
23	2022E023	73	2022E073	123	2022E123
24	2022E024	74	2022E074	124	2022E124
25	2022E025	75	2022E075	125	2022E125
26	2022E026	76	2022E076	126	2022E126
27	2022E027	77	2022E077	127	2022E127
28	2022E028	78	2022E078	128	2022E128
29	2022E029	79	2022E079	129	2022E129
30	2022E030	80	2022E080	130	2022E130
31	2022E031	81	2022E081	131	2022E131
32	2022E032	82	2022E082	132	2022E132
33	2022E033	83	2022E083	133	2022E133
34	2022E034	84	2022E084	134	2022E134
35	2022E035	85	2022E085	135	2022E135
36	2022E036	86	2022E086	136	2022E136
37	2022E037	87	2022E087	137	2022E137
38	2022E038	88	2022E088	138	2022E138
39	2022E039	89	2022E089	139	2022E139
40	2022E040	90	2022E090	140	2022E140
41	2022E041	91	2022E091	141	2022E141
42	2022E042	92	2022E092	142	2022E142
43	2022E043	93	2022E093	143	2022E143
44	2022E044	94	2022E094	144	2022E144
45	2022E045	95	2022E095	145	2022E145
46	2022E046	96	2022E096	146	2022E146
47	2022E047	97	2022E097	147	2022E147
48	2022E048	98	2022E098	148	2022E148
49	2022E049	99	2022E099	149	2022E149
50	2022E050	100	2022E100	150	2022E150

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

A-1

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
(i)           Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

(ii)          Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

(iii)         Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree,

(i)           for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

(ii)          for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)    Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions

1)    If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,

2)    In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)    In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)    In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)    In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)    In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the

Attribute	Instructions

       “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

f)     In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

g)    In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)    Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,

2)    Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen.

3)    Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any.

4)    Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)    If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

b)    If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)    Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

d)    In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)    If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

c)    If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

(i)    If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

(ii)   If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.

d)    If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)    In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

(i)    Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)   If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)    If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)    If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)    If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)    If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

c)    If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)    If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

f)     If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,

h)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)    Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)    If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)    If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

Attribute	Instructions

d)    In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

(i)    divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)   add 0.0000099 and truncate to five decimals

(iii)  multiply by 365 (i.e., the total number of days in the 2022 calendar year), and

(iv)  round the value to the nearest 0.125 percent.

e)    In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

f)     In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

Attribute	Instructions

e)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

g)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.